Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Consolidated net income	$ 86	$ 63	$ 57
Currency translation	(45)	(16)	(5)
Interest rate hedges	(33)	(3)	20
Defined benefit pension and retiree health benefit plans	(16)	(11)	34
Provision for income taxes related to other comprehensive income items	18	5	(20)
Comprehensive income	10	38	86
Comprehensive income attributable to non-controlling interests		1
Comprehensive income attributable to the Company	$ 10	$ 37	$ 86